EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total Equity	$ 168,242	$ 141,891
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,879	10,901
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	112	148
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	18,006	18,006
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	4,510	2,959
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	8,167	7,594
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	41,674	39,608
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	41,674	39,608
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,103	4,145
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	4,103
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	122,465	98,138
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	117,318	92,991
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	$ 5,147	$ 5,147